RESTRUCTURING COST	12 Months Ended
Dec. 31, 2014
RESTRUCTURING COST [Abstract]
RESTRUCTURING COST
NOTE 10:-	RESTRUCTURING COST

During the fourth quarters of 2013 and 2012, the Company initiated restructuring plans to improve its operating efficiency at its various operating sites and to reduce its operating expenses. As a result of the restructuring plans the Company recognized $ 564 and $ 315 of employee contract termination costs on its statement of operations included at "Restructuring costs" for the years ended December 31, 2013 and 2012, respectively. The restructuring expenses for the 2012 and 2013 plans were fully paid in 2013 and 2014, respectively.